Commitments and contingencies	6 Months Ended
Jun. 30, 2024
Statement [LineItems]
Commitments and contingencies
17. Commitments and contingencies
The information given in this section is limited to the material changes that have taken place on the cases listed in Aegon’s 2023 Integrated Annual Report, and any new material cases that have commenced after the Aegon’s 2023 Integrated Annual Report was published.
The provisions on December 31, 2023, consisted of litigation provisions of EUR 65 million (2022: EUR 71 million) mainly related to settlement in the United States in case alleging mischaracterization of agents and associates as independent contractors instead of employees (see Annual Report on Form
20-F
2023 note 39 Commitments and contingencies).
In 2024, the parties have agreed to a settlement and are awaiting court approval of the settlement.